Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule of debt

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Bank borrowings	74	9,992	9,984
Other loans and similar borrowings(1)	3	62	6
Lease liabilities	37	2	130
Total debt	114	10,055	10,119

(1)	Consists of bank overdrafts and accrued interest payable on loans

Schedule of maturity of long-term debt and of short-term borrowings

December 31, 2019	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	74	—	—	—
Other loans and similar borrowings	3	—	—	—
Lease liabilities	35	2	—	—
Total long‑term debt	112	2	—	—

December 31, 2020	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	13	9,979	—	—
Other loans and similar borrowings	3	59	—	—
Lease liabilities	2	0	—	—
Total long‑term debt	18	10,037	—	—

December 31, 2021	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	1,244	7,484	1,256	—
Other loans and similar borrowings	—	6	—	—
Lease liabilities	38	92	—	—
Total long‑term debt	1,282	7,582	1,256	—

Schedule of changes in borrowings

(in thousands of euros)
January 1, 2019	392
Repayment of bank borrowings	(146)
Repayment of lease liabilities	(130)
Accrued interests	(2)
December 31, 2019	114
Subscription of bank borrowings	9,979
Repayment of bank borrowings	(61)
Repayment of lease liabilities	(26)
Early termination of lease contracts	(9)
Capitalized interests	59
Accrued interests	(0)
December 31, 2020	10,055
Subscription new leases	143
Repayment of bank borrowings	(13)
Repayment of lease liabilities	(15)
Accrued interests	(51)
December 31, 2021	10,119